OPTIONS AND WARRANTS (Tables)	6 Months Ended	12 Months Ended
	Sep. 30, 2015	Mar. 31, 2015
Schedule of Share-based Compensation, Stock Options, Activity [Table Text Block]
			Weighted-
		Weighted-	Average
		Average	Remaining
	Number of	Exercise	Contractual
	Shares	Price	Term (years)
Outstanding at March 31, 2014	6,000,000	$0.61	8.8
Granted	17,352,000	$0.14	9.1
Exercised	(182,000)	$0.01	9.5
Expired/Forfeited	(6,000,000)	$-	8.5
Outstanding at March 31, 2015	17,170,000	$0.14	8.5
Granted	-	-	-
Exercised	-	-	-
Expired/Forfeited	-	$-	-
Outstanding at September 30, 2015	17,170,000	0.14	7.7
	17,170,000
Exercisable at September 30, 2015		$0.14	8.5

			Weighted-
		Weighted-	Average
		Average	Remaining
	Number of	Exercise	Contractual
	Shares	Price	Term (years)
Outstanding at March 31, 2014	6,000,000	$0.61	8.8
Granted	17,352,000	$0.14	9.1
Exercised	(182,000)	$0.01	9.5
Expired/Forfeited	(6,000,000)	$-	8.5
Outstanding at March 31, 2015	17,170,000	$0.14	8.5
Exercisable at March 31, 2015	16,907,500	$0.14	8.5

Schedule of Stockholders' Equity Note, Warrants or Rights, Activity [Table Text Block]
		Weighted-
	Number	Average
	of Warrants	Exercise Price
Outstanding at March 31, 2014	8,310,415	$0.52
Granted	29,249,253	0.13
Exercised	(14,529,256)	(0.31)
Cancelled	-	0.00
Outstanding at March 31, 2015	23,030,412	0.14
Granted	15,260,014	0.10
Exercised	(1,348,797)	-
Cancelled or Expired	(3,173,568)	-
Outstanding at September 30, 2015	33,768,061	0.11
Warrants exercisable at September 30, 2015	32,051,321	$0.11

		Weighted-
	Number	Average
	of Warrants	Exercise Price
Outstanding at March 31, 2014	8,310,415	$0.52
Granted	29,249,253	0.13
Exercised	(14,529,256)	(0.31)
Cancelled	-	0.00
Outstanding at March 31, 2015	23,030,412	0.14
Warrants exercisable at March 31, 2015	21,313,672	$0.14

Schedule of Stockholders' Equity Note, Warrants or Rights [Table Text Block]
	STOCK WARRANTS OUTSTANDING AND EXERCISABLE
		Weighted-
		Average
	Number of	Remaining
	Warrants	Contractual
Exercise Price	Outstanding	Life in Years
$0.1000	20,360,014	2
$0.12500	12,332,472	3.5
$0.1875	953,333	3.5

$0.5500	116,279	3.3
$0.6000	5,963	3.3

	STOCK WARRANTS OUTSTANDING AND EXERCISABLE
		Weighted-
		Average
	Number of	Remaining
	Warrants	Contractual
Exercise Price	Outstanding	Life in Years
$0.1000	3,383,260	4.9
$0.1250	16,245,995	4.0
$0.1875	953,333	4.1
$0.2500	2,325,582	1.8
$0.5500	116,279	2.4
$0.6000	5,963.3

Schedule of Share-based Payment Award, Warrants, Valuation Assumptions [Table Text Block]
Market value of stock on purchase date	$0.075	to	$0.142
Risk-free interest rate	26%	to	1.42%
Dividend yield		0.00%
Volatility factor	116%	to	161%
Weighted average expected life (years)		2

Market value of stock on grant date	$0.1245
Risk-free interest rate (1)	1.47%
Dividend yield	0.00%
Volatility factor	165%
Weighted average expected life (years) (2)	5
Expected forfeiture rate	0.00%